Leases	6 Months Ended
Jun. 30, 2019
Leases
Leases

6. Leases

On adoption of IFRS 16, the Group recognised lease liabilities in relation to leases of various properties, vessel communication equipment and certain printers which had previously been classified as operating leases under IAS 17 Leases. As of January 1, 2019, these liabilities were measured at the present value of the remaining lease payments, discounted using a weighted average incremental borrowing rate of 4.8%.

The movements in right-of use assets are reported in the following table:

Right-of-Use Assets	Vessels	Vessel Equipment	Properties	Other	Total
As of January 1, 2019*	206,753	2,630	4,969	19	214,371
Additions	232	171	912	—	1,315
Depreciation expense	(3,829)	(531)	(718)	(2)	(5,080)
As of June 30, 2019	203,156	2,270	5,163	17	210,606

*The balance as of December 31, 2018 represented the vessel held under finance lease and was included in the financial statement line “Vessel held under finance lease”, which was renamed to “Right-of-use assets” as of January 1, 2019.

An analysis of the lease liabilities is as follows:

Lease Liabilities
As of January 1, 2019	213,374
Additions	1,081
Lease charge (Note 16)	5,264
Payments	(10,082)
As of June 30, 2019	209,637
Lease liability, current portion	9,052
Lease liability, non-current portion	200,585
Total	209,637

An amount of $56 has been recognized in the unaudited condensed consolidated statement of profit or loss for the quarter ending June 30, 2019, which represents the lease expense incurred for low value leases not included in the measurement of the right-of-use assets and the lease liability.